OTHER INFORMATION (Details) € / shares in Units, € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€) € / shares shares
Share Options [Member]
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries	900,148
Fair value of the LTIP in USD | €	€ 1,058,967
Weighted average price in USD | € / shares	€ 1.18
Options granted during the period	180,030
Options exercised during the period
Options outstanding	180,030
Exercisable
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries	897,970
Fair value of the LTIP in USD | €	€ 3,632,610
Weighted average price in USD | € / shares	€ 4.05
Options granted during the period	179,594
Options exercised during the period
Options outstanding	179,594
Exercisable
Deferred Payments Right [Member]
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries
Fair value of the LTIP in USD | €	€ 4,131,152
Weighted average price in USD | € / shares
Options granted during the period	37,918
Options exercised during the period
Options outstanding	37,918
Exercisable